Note 3 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	2022	2021

Weighted-average common shares issued	7,551,769	7,325,449

Average treasury stock shares	(1,524,678)	(1,138,783)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	6,027,091	6,186,666

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	17,291	24,410

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	6,044,382	6,211,076